Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [Line Items]
Recognized revenue	€ 13,140,771	€ 31,148,676	€ 17,154,621
Revenue - related parties	1,380,547	836,804	149,403
Geographical Markets [Member]
Revenue [Line Items]
Recognized revenue	€ 13,103,679	€ 31,146,377	€ 17,154,073